LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments under non-cancelable operating lease agreements for the years ending December 31, are as follows (in thousands):

2022	$1,625
2023	1,670
2024	1,720

2025	983
Total	$5,998